UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2022

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

ETC 6 Meridian Low Beta Equity Strategy ETF

ETC 6 Meridian Mega Cap Equity ETF

ETC 6 Meridian Small Cap Equity ETF

ETC 6 Meridian Quality Growth ETF

Semi-Annual Report

May 31, 2022
(Unaudited)

6 Meridian

Table of Contents

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the period end. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 866-SIXM-ETF (749-6383) and on the Commission’s website at https://www.sec.gov.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Sector Weightings†

23.0% Health Care
21.5% Consumer Staples
12.1% Information Technology
10.1% Financials
9.4% Energy
6.9% Exchange-Traded Fund
6.6% Communication Services
5.4% Consumer Discretionary
2.5% Materials
1.2% Real Estate
1.2% Industrials
0.1% Short-Term Investment

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Fair Value
COMMON STOCK — 93.6%
Communication Services — 6.6%
Alphabet, Cl A*	1,480	$3,367,355
Comcast, Cl A	85,360	3,779,741
Verizon Communications	224,074	11,492,755
		18,639,851
Consumer Discretionary — 5.5%
Home Depot(A)	11,247	3,405,029
Lowe’s(A)	16,996	3,319,319
NIKE, Cl B	27,385	3,254,707
Target(A)	15,024	2,432,085
Tesla*	3,822	2,898,070
		15,309,210
Consumer Staples — 21.7%
Altria Group(A)	187,053	10,117,697
Colgate-Palmolive	91,857	7,239,250
Costco Wholesale(A)	6,527	3,043,018
Kraft Heinz(A)	164,504	6,223,186
Mondelez International, Cl A	54,128	3,440,376
PepsiCo	20,581	3,452,463
Philip Morris International(A)	105,092	11,166,025
Procter & Gamble	21,798	3,223,488
Walgreens Boots Alliance	162,415	7,118,650
Walmart	45,437	5,844,561
		60,868,714
Energy — 9.5%
Chevron	86,458	15,100,754
Exxon Mobil(A)	119,880	11,508,480
		26,609,234
Description	Shares	Fair Value
Financials — 10.2%
American Express	20,119	$3,396,490
American International Group	58,462	3,430,550
Berkshire Hathaway, Cl B*	10,851	3,428,699
Capital One Financial	27,265	3,486,102
JPMorgan Chase	28,666	3,790,505
Morgan Stanley	42,126	3,628,734
US Bancorp	141,368	7,502,400
		28,663,480
Health Care — 23.1%
AbbVie(A)	70,053	10,323,711
Bristol-Myers Squibb	45,987	3,469,719
CVS Health(A)	71,562	6,923,624
Eli Lilly	23,848	7,474,917
Gilead Sciences	171,762	11,138,765
Johnson & Johnson(A)	19,326	3,469,597
Merck	39,393	3,625,338
Pfizer(A)	285,724	15,154,802
UnitedHealth Group	6,889	3,422,317
		65,002,790
Industrials — 1.2%
General Dynamics	14,802	3,329,118
Information Technology — 12.1%
Adobe(A)*	8,476	3,530,084
Apple	43,719	6,507,136
Broadcom	5,989	3,474,399
Intel	76,797	3,411,323
International Business Machines(A)	25,952	3,603,176
NVIDIA(A)	35,353	6,601,111
QUALCOMM	23,767	3,403,910
Texas Instruments(A)	19,843	3,507,449
		34,038,588
Materials — 2.5%
Dow	102,980	7,000,580
Real Estate — 1.2%
Simon Property Group‡	29,550	3,387,908

Total Common Stock (Cost $260,393,872)		262,849,473
EXCHANGE-TRADED FUND — 6.9%
SPDR S&P 500 ETF Trust(A)	47,183	19,483,276
Total Exchange-Traded Fund (Cost $19,798,498)		19,483,276

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, CI Institutional, 2.26%(B)	287,111	$287,111
Total Short-Term Investment (Cost $287,111)		287,111
Total Investments — 100.6% (Cost $280,479,481)		$282,619,860
WRITTEN OPTION(C) — -0.6%
Total Written Option (Premiums Received ($1,335,228))		$(1,547,522)

Percentages are based on Net Assets of $280,897,450.

*       Non-income producing security.

(A)   All or a portion of these securities has been pledged as collateral on written options with a fair value of $29,446,370.

(B)   The rate reported is the 7-day effective yield as of May 31, 2022.

(C)   Refer to table below for details on Options Contracts

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.6)%
Call Options
S&P 500 Index	(202)	$(83,469,430)	$4,150	06/18/22	$(1,547,522)
					(1,547,522)
Total Written Option
(Premiums Received $1,335,228)					$(1,547,522)

Cl       — Class

ETF    — Exchange Traded Fund

PLC    — Public Limited Company

SPDR — Standard & Poor’s Depository Receipt

S&P    — Standard & Poor’s

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 3.3%
ATN International	16,635	$733,437
Cable One	381	496,480
Charter Communications, Cl A*	978	495,778
Cogent Communications Holdings	9,570	577,932
New York Times, Cl A	14,348	494,863
Shenandoah Telecommunications	26,908	617,808
Verizon Communications	11,230	575,987
World Wrestling Entertainment, Cl A	11,578	773,063
		4,765,348
Consumer Discretionary — 2.8%
Dollar General	2,960	652,206
Helen of Troy*	2,942	544,829
Murphy USA	3,258	811,633
Papa John’s International	4,938	434,593
Service International	9,540	668,086
Standard Motor Products	12,762	509,842
Wendy’s	26,398	492,060
		4,113,249
Consumer Staples — 19.2%
Altria Group	11,928	645,186
B&G Foods	19,526	441,483
BellRing Brands*	7,294	190,738
BJ’s Wholesale Club Holdings*	10,003	578,874
Boston Beer, Cl A*	1,428	507,368
Brown-Forman, Cl B	8,917	589,592
Cal-Maine Foods	14,512	692,659
Campbell Soup	319	15,283
Casey’s General Stores	3,219	674,509
Church & Dwight	5,930	534,056
Description	Shares	Fair Value
Consumer Staples (continued)
Coca-Cola	9,821	$622,455
Coca-Cola Consolidated	1,054	595,478
Colgate-Palmolive	7,380	581,618
Conagra Brands	17,244	567,155
Edgewell Personal Care	13,937	507,307
Flowers Foods	21,289	587,576
General Mills	8,812	615,518
Grocery Outlet Holding*	23,725	907,481
Hain Celestial Group*	16,170	426,080
Hershey	2,954	625,391
Hormel Foods	12,746	620,348
Hostess Brands, Cl A*	29,333	623,326
Ingredion	7,023	665,008
J & J Snack Foods	3,991	511,726
J M Smucker	4,375	548,494
John B Sanfilippo & Son	7,529	575,065
Kellogg	9,727	678,361
Kraft Heinz	17,234	651,962
Kroger	13,378	708,633
Lancaster Colony	3,893	474,557
McCormick	5,889	546,028
Mondelez International, Cl A	8,933	567,781
National Beverage	14,067	698,146
PepsiCo	3,472	582,428
Philip Morris International	5,780	614,125
Pilgrim’s Pride*	21,567	718,613
Post Holdings*	5,753	473,069
Procter & Gamble	3,705	547,895
Sanderson Farms	3,297	657,752
SpartanNash	23,218	798,931
Sprouts Farmers Market*	20,792	563,255
Tootsie Roll Industries	18,878	624,295
TreeHouse Foods*	16,587	682,058
Tyson Foods, Cl A	6,784	607,914
Universal	11,744	747,857
USANA Health Sciences*	6,485	456,090
Walmart	4,293	552,209
WD-40	2,727	514,830
		27,916,563
Energy — 0.5%
DT Midstream	11,700	679,770
Financials — 7.5%
Alleghany*	871	726,223
Allstate	4,903	670,191
AMERISAFE	11,571	583,178

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2022 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials (continued)
Capitol Federal Financial	54,756	$555,773
Cboe Global Markets	4,976	558,855
Ellington Financial‡	36,981	572,836
Employers Holdings	15,488	641,358
Encore Capital Group*	9,053	553,229
FirstCash Holdings	8,580	640,497
Hanover Insurance Group	4,249	622,903
Hartford Financial Services Group	8,494	615,900
Horace Mann Educators	15,074	609,894
KKR Real Estate Finance Trust‡	28,404	580,009
Mercury General	11,389	557,492
PRA Group*	13,213	488,881
Progressive	5,487	655,038
RenaissanceRe Holdings	3,871	594,276
Safety Insurance Group	6,968	647,048
		10,873,581
Health Care — 21.6%
AbbVie	4,254	626,912
Allscripts Healthcare Solutions*	29,032	496,157
AmerisourceBergen, Cl A	4,382	678,290
Amgen	2,692	691,144
AMN Healthcare Services*	5,768	558,919
Amphastar Pharmaceuticals*	23,922	888,463
Anika Therapeutics*	19,959	433,909
Anthem	1,336	680,839
Baxter International	6,901	524,821
Becton Dickinson	2,221	568,132
Bristol-Myers Squibb	9,216	695,347
Bruker	8,849	552,886
Cardinal Health	11,524	649,032
Centene*	7,428	604,936
Cerner	6,543	620,604
Chemed	1,278	619,063
Cigna	2,701	724,651
Collegium Pharmaceutical*	33,000	515,460
Computer Programs and Systems*	21,604	688,951
CorVel*	3,993	595,596
CVS Health	5,515	533,576
DaVita*	5,474	533,660
Eagle Pharmaceuticals*	13,433	627,321
Encompass Health	9,939	651,402
Gilead Sciences	9,374	607,904
HealthStream*	25,137	512,041
Humana	1,393	632,742
ICU Medical*	2,819	512,043
Description	Shares	Fair Value
Health Care (continued)
Innoviva*	38,301	$581,026
Jazz Pharmaceuticals*	4,246	635,541
Johnson & Johnson	3,489	626,380
Laboratory Corp of America Holdings	2,155	531,682
LivaNova*	8,167	555,928
Masimo*	2,690	377,757
Merck	7,625	701,729
Meridian Bioscience*	24,979	686,922
Mesa Laboratories	2,223	465,163
Molina Healthcare*	2,000	580,440
Neurocrine Biosciences*	7,378	689,769
Omnicell*	3,943	438,304
OraSure Technologies*	88,116	365,681
Orthofix Medical*	19,794	544,137
Pacira BioSciences*	9,302	588,352
Perrigo PLC	16,325	650,715
Pfizer	11,301	599,405
Prestige Consumer Healthcare*	10,267	573,104
Quest Diagnostics	4,462	629,231
QuidelOrtho*	6,059	575,786
Repligen*	2,979	489,956
Supernus Pharmaceuticals*	19,361	539,591
Syneos Health, Cl A*	6,664	492,403
Tandem Diabetes Care*	5,109	348,281
United Therapeutics*	2,970	684,110
Vertex Pharmaceuticals*	2,473	664,371
		31,640,565
Industrials — 9.0%
3M	3,723	555,807
Aerojet Rocketdyne Holdings*	16,166	658,603
CACI International, Cl A*	2,357	660,832
CH Robinson Worldwide	6,751	732,551
Forrester Research*	11,246	588,503
FTI Consulting*	4,063	682,584
Heartland Express	41,508	592,734
Knight-Swift Transportation Holdings, Cl A	10,737	522,248
L3Harris Technologies	2,807	676,206
Lockheed Martin	1,532	674,249
ManTech International, Cl A	7,414	709,148
Marten Transport	35,973	631,686
MDU Resources Group	21,002	575,035
Northrop Grumman	1,617	756,707
NV5 Global*	5,896	726,269
Science Applications International	7,214	624,444
Stericycle*	10,273	519,300

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2022 (Unaudited) (Continued)

Description	Shares	Fair Value
Industrials (continued)
Toro	6,236	$514,408
UniFirst	3,312	541,313
Waste Management	4,124	653,696
Werner Enterprises	13,598	551,671
		13,147,994
Information Technology — 5.0%
Aspen Technology*	1	228
Coherent*	2,345	635,401
CSG Systems International	10,448	649,761
EVERTEC	14,165	537,420
ExlService Holdings*	4,893	695,735
Genpact	12,284	545,041
International Business Machines	4,366	606,175
Knowles*	28,255	543,061
NortonLifeLock	21,709	528,397
OSI Systems*	7,574	635,611
Qualys*	4,637	605,964
TTM Technologies*	44,474	635,533
Western Union	33,018	598,947
		7,217,274
Materials — 4.5%
AptarGroup	5,197	556,547
Balchem	4,288	533,556
Ball	6,387	452,774
International Paper	12,803	620,305
NewMarket	2,004	660,358
Newmont	9,825	666,626
Packaging Corp of America	4,080	641,703
Royal Gold	5,853	661,857
RPM International	6,930	610,533
Silgan Holdings	13,571	594,546
Sonoco Products	10,620	620,951
		6,619,756
Real Estate — 9.1%
Apartment Income‡	11,346	508,982
Camden Property Trust‡	3,597	516,134
CareTrust‡	30,574	566,536
Centerspace‡	6,466	536,549
Community Healthcare Trust‡	13,906	523,978
Corporate Office Properties Trust‡	23,950	661,978
Easterly Government Properties, Cl A‡	29,347	576,082
Extra Space Storage‡	2,972	529,610
First Industrial Realty Trust‡	9,935	528,045
Four Corners Property Trust‡	22,856	630,140
Getty Realty‡	21,037	587,774
Description	Shares	Fair Value
Real Estate (continued)
Independence Realty Trust‡	25,358	$596,167
Industrial Logistics Properties Trust‡	26,442	403,505
Lexington Realty Trust‡	39,746	459,464
LTC Properties‡	17,890	693,058
National Retail Properties‡	13,906	616,036
NexPoint Residential Trust‡	7,748	569,323
Omega Healthcare Investors‡	22,022	655,595
Physicians Realty Trust‡	34,365	637,471
PS Business Parks‡	3,667	688,038
Public Storage‡	1,647	544,564
Uniti Group‡	52,041	590,145
Washington Real Estate Investment Trust‡	24,698	599,914
		13,219,088
Utilities — 17.3%
ALLETE	9,460	586,709
Alliant Energy	10,127	646,305
Ameren	6,889	655,764
American Electric Power	6,712	684,825
American States Water	6,748	534,779
American Water Works	3,850	582,313
Avista	13,557	588,916
Black Hills	9,220	706,806
California Water Service Group	10,020	537,773
Chesapeake Utilities	4,537	606,007
CMS Energy	9,258	657,688
Consolidated Edison	6,957	690,553
Dominion Energy	7,470	629,123
DTE Energy	4,985	661,559
Duke Energy	5,745	646,427
Essential Utilities	13,118	606,838
Evergy	9,183	642,259
Eversource Energy	6,824	629,992
FirstEnergy	14,479	622,018
Hawaiian Electric Industries	14,263	615,734
IDACORP	5,576	607,896
Middlesex Water	6,162	523,955
National Fuel Gas	10,114	743,682
New Jersey Resources	14,976	687,698
NiSource	20,403	641,674
Northwest Natural Holding	12,749	692,143
NorthWestern	10,308	631,571
OGE Energy	15,864	655,183
ONE Gas	7,949	691,722
PNM Resources	13,179	626,398
PPL	20,364	614,586

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
Utilities (continued)
Public Service Enterprise Group	8,982	$615,626
South Jersey Industries	24,005	836,575
Southern	8,718	659,604
Spire	9,400	736,020
UGI	14,342	612,977
Unitil	11,753	679,441
WEC Energy Group	6,325	664,568
Xcel Energy	8,707	655,985
		25,109,692
Total Common Stock (Cost $138,717,159)		145,302,880
SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency, CI Institutional, 0.67%(A)	939,646	939,646
Total Short-Term Investment (Cost $939,646)		939,646
Total Investments — 100.4% (Cost $139,656,805)		$146,242,526

Percentages are based on Net Assets of $145,602,192.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)    The rate reported is the 7-day effective yield as of May 31, 2022.

Cl     — Class

PLC — Public Limited Company

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 7.1%
Alphabet, Cl A*	921	$2,095,496
Comcast, Cl A	53,071	2,349,984
Verizon Communications	139,311	7,145,261
		11,590,741
Consumer Discretionary — 5.8%
Home Depot	6,993	2,117,131
Lowe’s	10,568	2,063,930
NIKE, Cl B	17,027	2,023,659
Target	9,343	1,512,445
Tesla*	2,377	1,802,384
		9,519,549
Consumer Staples — 23.1%
Altria Group	116,293	6,290,288
Colgate-Palmolive	57,111	4,500,917
Costco Wholesale	4,058	1,891,921
Kraft Heinz	102,277	3,869,139
Mondelez International, Cl A	33,653	2,138,985
PepsiCo	12,796	2,146,529
Philip Morris International	65,338	6,942,163
Procter & Gamble	13,554	2,004,366
Walgreens Boots Alliance	100,979	4,425,909
Walmart	28,251	3,633,926
		37,844,143
Energy — 10.1%
Chevron	53,753	9,388,499
Exxon Mobil	74,532	7,155,072
		16,543,571
Description	Shares	Fair Value
Financials — 10.9%
American Express	12,509	$2,111,769
American International Group	36,348	2,132,901
Berkshire Hathaway, Cl B*	6,747	2,131,917
Capital One Financial	16,951	2,167,355
JPMorgan Chase	17,823	2,356,735
Morgan Stanley	26,192	2,256,179
US Bancorp	87,894	4,664,535
		17,821,391
Health Care — 24.6%
AbbVie	43,554	6,418,553
Bristol-Myers Squibb	28,592	2,157,266
CVS Health	44,493	4,304,697
Eli Lilly	14,828	4,647,688
Gilead Sciences	106,787	6,925,137
Johnson & Johnson	12,017	2,157,412
Merck	24,492	2,253,999
Pfizer	177,639	9,421,973
UnitedHealth Group	4,284	2,128,206
		40,414,931
Industrials — 1.3%
General Dynamics	9,204	2,070,072

Information Technology — 12.9%
Adobe*	5,271	2,195,266
Apple	27,182	4,045,769
Broadcom	3,725	2,160,984
Intel	47,747	2,120,922
International Business Machines	16,136	2,240,322
NVIDIA	21,981	4,104,293
QUALCOMM	14,777	2,116,362
Texas Instruments	12,337	2,180,688
		21,164,606
Materials — 2.7%
Dow	64,026	4,352,487

Real Estate — 1.3%
Simon Property Group‡	18,373	2,106,464
Total Common Stock (Cost $161,508,999)		163,427,955

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, CI Institutional, 0.67%(A)	444,799	$444,799
Total Short-Term Investment (Cost $444,799)		444,799
Total Investments — 100.1% (Cost $161,953,798)		$163,872,754

Percentages are based on Net Assets of $163,757,082.

*       Non-income producing security.

(A)   The rate reported is the 7-day effective yield as of May 31, 2022.

Cl     — Class

PLC — Public Limited Company

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Communication Services — 2.3%
Shenandoah Telecommunications	36,102	$828,902
Thryv Holdings*	24,923	652,733
		1,481,635
Consumer Discretionary — 19.6%
Asbury Automotive Group*	4,688	849,231
Buckle	21,038	691,309
Cato, Cl A	47,043	613,911
Century Communities	12,029	654,017
Conn’s*	33,297	439,520
Ethan Allen Interiors	30,521	709,918
Genesco*	12,379	697,061
G-III Apparel Group*	28,475	713,584
Group 1 Automotive	4,580	822,522
Haverty Furniture	26,320	743,803
LGI Homes*	6,169	604,500
MarineMax*	16,537	684,797
Movado Group	20,780	705,065
Perdoceo Education*	72,357	789,415
Shoe Carnival	23,783	648,325
Sturm Ruger	11,668	792,141
Vista Outdoor*	19,452	749,680
Zumiez*	17,833	585,101
		12,493,900
Consumer Staples — 12.9%
B&G Foods	24,464	553,131
Cal-Maine Foods	19,250	918,802
Coca-Cola Consolidated	1,343	758,755
Hostess Brands, Cl A*	37,481	796,471
J & J Snack Foods	5,139	658,923
John B Sanfilippo & Son	9,662	737,984
Tootsie Roll Industries	24,056	795,532
TreeHouse Foods*	20,775	854,268
Description	Shares	Fair Value
Consumer Staples (continued)
USANA Health Sciences*	8,194	$576,284
Vector Group	69,416	854,511
WD-40	3,470	655,101
		8,159,762
Financials — 14.0%
Ambac Financial Group*	54,126	579,689
BankUnited	17,927	746,839
Customers Bancorp*	12,847	530,581
Enova International*	19,839	626,516
Greenhill	41,915	515,555
HomeStreet	15,797	636,777
KKR Real Estate Finance Trust‡	36,415	743,594
Meta Financial Group	13,338	554,461
Piper Sandler	5,166	680,827
PRA Group*	16,909	625,633
S&T Bancorp	24,803	729,456
Safety Insurance Group	8,938	829,983
Stewart Information Services	10,377	575,820
Virtus Investment Partners	3,067	590,888
		8,966,619
Health Care — 11.1%
Amphastar Pharmaceuticals*	30,233	1,122,854
Collegium Pharmaceutical*	43,283	676,080
Eagle Pharmaceuticals*	17,236	804,921
HealthStream*	32,138	654,651
Innoviva*	100,348	1,522,280
iTeos Therapeutics*	21,878	382,865
Mesa Laboratories	2,839	594,060
Omnicell*	5,060	562,470
Prestige Consumer Healthcare*	12,540	699,983
		7,020,164
Industrials — 9.8%
Aerojet Rocketdyne Holdings*	20,217	823,641
Boise Cascade	9,583	740,958
Encore Wire	6,805	850,761
Heartland Express	52,536	750,214
Heidrick & Struggles International	17,534	605,975
ManTech International, Cl A	10,411	995,812
Matson	8,113	729,196
Mueller Industries	13,842	745,392
		6,241,949
Information Technology — 5.1%
CSG Systems International	13,434	835,460
OSI Systems*	9,600	805,633
TTM Technologies*	56,018	800,497
Xperi Holding	47,101	775,282
		3,216,872

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
Materials — 3.8%
AdvanSix	18,793	$870,680
SunCoke Energy	102,691	830,770
Trinseo	14,423	682,064
		2,383,514
Real Estate — 10.9%
Centerspace‡	8,286	687,572
Community Healthcare Trust‡	17,768	669,498
Easterly Government Properties, Cl A‡	37,284	731,885
Getty Realty‡	26,632	744,098
Independence Realty Trust‡	32,588	766,144
Industrial Logistics Properties Trust‡	33,850	516,551
Lexington Realty Trust‡	50,570	584,589
LTC Properties‡	22,506	871,883
NexPoint Residential Trust‡	9,871	725,321
Realogy Holdings*	47,683	590,316
		6,887,857
Utilities — 10.1%
American States Water	8,574	679,490
Avista	17,374	754,727
California Water Service Group	12,713	682,306
Chesapeake Utilities	5,772	770,966
Middlesex Water	7,957	676,584
Northwest Natural Holding	16,169	877,815
South Jersey Industries	30,642	1,067,873
Unitil	15,079	871,717
		6,381,478
Total Common Stock (Cost $64,477,756)		63,233,750
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 0.67%(A)	259,078	$259,078
Total Short-Term Investment (Cost $259,078)		259,078
Total Investments — 100.0% (Cost $64,736,834)		$63,492,828

Percentages are based on Net Assets of $63,469,391.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate reported is the 7-day effective yield as of May 31, 2022.

Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Communication Services — 9.7%
Alphabet, Cl A*	519	$1,180,850
Cargurus, Cl A*	1,150	29,118
Meta Platforms, Cl A*	6,433	1,245,685
Pinterest, Cl A*	6,470	127,136
		2,582,789
Consumer Discretionary — 11.1%
Columbia Sportswear	357	27,767
Deckers Outdoor*	315	84,596
Lululemon Athletica*	1,314	384,595
NIKE, Cl B	8,967	1,065,729
NVR*	32	142,420
Pool	423	168,616
Revolve Group, Cl A*	722	21,212
Shutterstock	247	14,869
Skyline Champion*	534	28,371
Sleep Number*	227	10,426
Target	4,988	807,457
Wayfair, Cl A*	1,047	62,182
Williams-Sonoma	769	98,371
YETI Holdings*	836	38,247
		2,954,858
Consumer Staples — 4.7%
Church & Dwight	2,656	239,200
Freshpet*	441	31,739
Hershey	2,183	462,162
Lancaster Colony	207	25,233
Medifast	114	19,010
Monster Beverage*	4,058	361,649
Nu Skin Enterprises, Cl A	510	23,791
Sanderson Farms	225	44,888
Sprouts Farmers Market*	1,178	31,912
WD-40	142	26,808
		1,266,392
Description	Shares	Fair Value
Energy — 0.4%
Texas Pacific Land	65	$101,789

Financials — 3.0%
Cohen & Steers	257	19,586
FactSet Research Systems	397	151,566
Houlihan Lokey, Cl A	708	60,846
MarketAxess Holdings	373	105,067
Moelis, Cl A	775	36,363
S&P Global	354	123,716
T Rowe Price Group	2,329	295,992
		793,136
Health Care — 28.7%
Abbott Laboratories	10,168	1,194,333
ABIOMED*	474	124,994
Align Technology*	789	219,058
Chemed	162	78,473
Corcept Therapeutics*	1,082	22,549
CorVel*	96	14,319
Edwards Lifesciences*	6,651	670,753
Fulgent Genetics*	196	10,684
Globus Medical, Cl A*	1,075	71,595
Incyte*	1,963	148,972
Intuitive Surgical*	3,699	842,040
Masimo*	544	76,394
Mettler-Toledo International*	238	306,097
Neogen*	1,148	30,376
Neurocrine Biosciences*	983	91,901
Regeneron Pharmaceuticals*	1,108	736,532
ResMed	1,545	314,346
STAAR Surgical*	491	32,377
Tenet Healthcare*	1,206	78,040
UnitedHealth Group	2,694	1,338,326
Veeva Systems, Cl A*	1,609	273,948
Vericel*	472	12,815
Vertex Pharmaceuticals*	2,719	730,459
West Pharmaceutical Services	788	244,579
		7,663,960
Industrials — 7.9%
AAON	452	24,218
Copart*	2,271	260,097
Expeditors International of Washington	1,824	198,524
Exponent	599	54,144
Fastenal	6,470	346,534
Graco	1,815	114,890
Kforce	210	13,793
Landstar System	418	63,298
Mueller Industries	592	31,879

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Old Dominion Freight Line	1,227	$316,860
Robert Half International	1,126	101,508
Rollins	2,560	90,778
Simpson Manufacturing	464	50,274
Toro	1,114	91,894
Trex*	1,257	80,097
Vicor*	311	20,930
WW Grainger	491	239,151
		2,098,869
Information Technology — 33.7%
Accenture PLC, Cl A	3,785	1,129,671
Adobe*	2,566	1,068,688
Apple	8,427	1,254,275
Arista Networks*	2,461	251,711
Badger Meter	312	24,692
Cadence Design Systems*	2,918	448,584
CommVault Systems*	452	27,577
Gartner*	838	219,891
Intuit	2,149	890,675
Jack Henry & Associates	784	147,486
Manhattan Associates*	670	81,023
Microsoft	4,806	1,306,606
Monolithic Power Systems	460	207,179
Power Integrations	588	49,615
Qualys*	357	46,653
SPS Commerce*	372	39,819
Texas Instruments	7,402	1,308,378
Ubiquiti	70	18,309
Zebra Technologies, Cl A*	578	195,474
Zoom Video Communications, Cl A*	2,631	282,701
		8,999,007
Materials — 0.4%
Balchem	345	42,928
Louisiana-Pacific	939	64,848
		107,776
Real Estate — 0.0%
eXp World Holdings	707	9,877
Total Common Stock (Cost $31,346,663)		26,578,453
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 0.67%(A)	105,673	$105,673
Total Short-Term Investment (Cost $105,673)		105,673
Total Investments — 100.0% (Cost $31,452,336)		$26,684,126

Percentages are based on Net Assets of $26,673,279.

*       Non-income producing security.

(A)   The rate reported is the 7-day effective yield as of May 31, 2022.

Cl    — Class

PLC — Public Limited Company

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

May 31, 2022 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$280,479,481	$139,656,805	$161,953,798
Investments at Fair Value	$282,619,860	$146,242,526	$163,872,754
Cash and Cash Equivalents	744	1,918	—
Dividends Receivable	686,652	197,143	427,872
Deposits at Broker for Options	2,407	—	—
Prepaid Expenses	5,213	4,940	4,992
Total Assets	283,314,876	146,446,527	164,305,618

Liabilities:
Options Written, at Value (Premium Received $1,335,228, $— and $—, respectively)	1,547,522	—	—
Income distributions Payable	658,013	125,840	416,442
Advisory Fees Payable	142,363	73,972	83,801
Payable due to Administrator	16,337	8,489	9,617
Audit Expenses	8,700	8,700	8,700
Payable for Trustees’ Fee	8,256	4,038	5,002
Chief Compliance Officer Fees Payable	1,961	936	1,186
Payable for Investment Securities Purchased	—	603,179	—
Payable due to Custodian	—	—	19
Other Accrued Expenses	34,274	19,181	23,769

Total Liabilities	2,417,426	844,335	548,536

Net Assets	$280,897,450	$145,602,192	$163,757,082

Net Assets Consist of:
Paid-in Capital	$296,028,468	$140,618,207	$163,265,503
Total Distributable Earnings/(Loss)	(15,131,018)	4,983,985	491,579

Net Assets	$280,897,450	$145,602,192	$163,757,082
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,950,000	4,325,000	4,750,000
Net Asset Value, Offering and Redemption Price Per Share	$31.39	$33.67	$34.48

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

May 31, 2022 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$64,736,834	$31,452,336
Investments at Fair Value	$63,492,828	$26,684,126
Receivable for Capital Shares Sold	1,113,498	—
Dividends Receivable	67,936	16,000
Prepaid Expenses	4,748	4,658
Total Assets	64,679,010	26,704,784
Liabilities:
Payable for Investment Securities Purchased	1,106,824	—
Income distributions Payable	44,513	—
Advisory Fees Payable	31,805	12,048
Audit Expenses	8,700	8,700
Payable due to Administrator	3,650	1,553
Payable for Trustees’ Fee	1,705	734
Chief Compliance Officer Fees Payable	390	168
Payable for Offering Costs	—	1,003
Other Accrued Expenses	12,032	7,299

Total Liabilities	1,209,619	31,505

Net Assets	$63,469,391	$26,673,279

Net Assets Consist of:
Paid-in Capital	$64,640,879	$32,674,072
Total Distributable Earnings/(Losses)	(1,171,488)	(6,000,793)

Net Assets	$63,469,391	$26,673,279
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,425,000	1,275,000
Net Asset Value, Offering and Redemption Price Per Share	$44.54	$20.92

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the six months ended May 31, 2022 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$3,543,069	$1,328,249	$2,238,035

Total Investment Income	3,543,069	1,328,249	2,238,035

Expenses:
Advisory Fees	812,146	437,366	502,187
Dividend Expense	26,318	—	—
Chief Compliance Officer Fees	6,808	3,730	4,235
Administration Fees	93,197	50,189	57,628
Trustees’ Fees	24,411	13,349	15,168
Transfer Agent Fees	21,507	17,052	20,687
Printing Fees	6,766	3,699	4,136
Custodian Fees	14,343	9,810	10,010
Pricing Fees	760	1,385	557
Legal Fees	8,511	4,667	5,282
Audit Fees	8,450	8,450	8,450
Registration Fees	5,723	5,694	5,147
Other Fees	17,684	10,768	11,875
Total Expenses	1,046,624	566,159	645,362

Net Investment Income	2,496,445	762,090	1,592,673

Net Realized Gain (Loss) on:
Investments(1)	8,099,577	1,473,158	4,844,829
Written Options	18,562,243	—	—

Net Unrealized Appreciation (Depreciation) on:
Investments	(7,908,240)	(1,475,885)	(4,085,228)
Written Options	(1,788,758)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	16,964,822	(2,727)	759,601

Net Increase in Net Assets Resulting from Operations	$19,461,267	$759,363	$2,352,274

(1)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the six months ended May 31, 2022 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Investment Income:
Dividend Income	$688,485	$113,157
Total Investment Income	688,485	113,157

Expenses:
Advisory Fees	195,576	83,061
Chief Compliance Officer Fees	1,665	704
Administration Fees	22,443	9,532
Trustees’ Fees	5,955	2,520
Transfer Agent Fees	17,399	13,793
Printing Fees	1,634	718
Custodian Fees	4,467	2,112
Pricing Fees	527	483
Offering Cost Fees	—	21,061
Legal Fees	2,121	927
Audit Fees	8,450	8,450
Registration Fees	5,101	5,598
Other Fees	5,913	3,996
Total Expenses	271,251	152,955
Less: Advisory Fee Waiver	—	(16,838)

Net Investment Income (Loss)	417,234	(22,960)

Net Realized Gain (Loss) on:
Investments(1)	1,551,850	(1,028,899)

Net Unrealized Appreciation (Depreciation) on:
Investments	(7,892,273)	(5,685,218)
Net Realized and Unrealized Loss on Investments	(6,340,423)	(6,714,117)

Net Decrease in Net Assets Resulting from Operations	$(5,923,189)	$(6,737,077)

(1)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	Six Months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Operations:
Net Investment Income	$2,496,445	$3,987,999
Net Realized Gain on Investments(1)	8,099,577	52,448,917
Net Realized Gain (Loss) on Written Options	18,562,243	(25,904,484)
Net Change in Unrealized Depreciation on Investments	(7,908,240)	(12,657,666)
Net Change in Unrealized Gain/(Loss) on Written Options	(1,788,758)	9,017,522
Net Increase in Net Assets Resulting from Operations	19,461,267	26,892,288

Distributions:	(2,556,178)	(3,938,003)

Capital Share Transactions:
Issued	162,514,317	368,553,550
Redeemed	(145,141,173)	(347,412,571)
Increase in Net Assets from Capital Share Transactions	17,373,144	21,140,979

Total Increase in Net Assets	34,278,233	44,095,264

Net Assets:
Beginning of Year/Period	246,619,217	202,523,953
End of Year/Period	$280,897,450	$246,619,217

Share Transactions:
Issued	5,325,000	12,725,000
Redeemed	(4,725,000)	(11,975,000)

Net Increase in Shares Outstanding from Share Transactions	600,000	750,000

(1)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

	ETC 6 Meridian Low Beta Equity Strategy ETF
	Six Months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Operations:
Net Investment Income	$762,090	$787,029
Net Realized Gain on Investments(1)	1,473,158	18,088,315
Net Change in Unrealized Depreciation on Investments	(1,475,885)	(1,643,112)
Net Increase in Net Assets Resulting from Operations	759,363	17,232,232

Distributions:	(778,610)	(812,365)

Capital Share Transactions:
Issued	41,922,656	93,154,294
Redeemed	(33,350,268)	(65,807,713)
Increase in Net Assets from Capital Share Transactions	8,572,388	27,346,581

Total Increase in Net Assets	8,553,141	43,766,448

Net Assets:
Beginning of Year/Period	137,049,051	93,282,603
End of Year/Period	$145,602,192	$137,049,051

Share Transactions:
Issued	1,250,000	2,775,000
Redeemed	(1,000,000)	(1,950,000)

Net Increase in Shares Outstanding from Share Transactions	250,000	825,000

(1)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

	ETC 6 Meridian Mega Cap Equity ETF
	Six Months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Operations:
Net Investment Income	$1,592,673	$2,565,082
Net Realized Gain on Investments(1)	4,844,829	30,886,423
Net Change in Unrealized Depreciation on Investments	(4,085,228)	(7,036,859)
Net Increase in Net Assets Resulting from Operations	2,352,274	26,414,646

Distributions:	(1,631,159)	(2,635,002)

Capital Share Transactions:
Issued	100,976,696	225,065,126
Redeemed	(96,620,982)	(205,991,448)
Increase in Net Assets from Capital Share Transactions	4,355,714	19,073,678

Total Increase in Net Assets	5,076,829	42,853,322

Net Assets:
Beginning of Year/Period	158,680,253	115,826,931
End of Year/Period	$163,757,082	$158,680,253

Share Transactions:
Issued	2,875,000	6,850,000
Redeemed	(2,725,000)	(6,225,000)

Net Increase in Shares Outstanding from Share Transactions	150,000	625,000

(1)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

	ETC 6 Meridian Small Cap Equity ETF
	Six Months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Operations:
Net Investment Income	$417,234	$457,264
Net Realized Gain on Investments(1)	1,551,850	14,570,660
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,892,273)	248,109
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,923,189)	15,276,033

Distributions:	(451,753)	(415,999)

Capital Share Transactions:
Issued	26,268,485	58,895,529
Redeemed	(18,996,275)	(43,606,590)
Increase in Net Assets from Capital Share Transactions	7,272,210	15,288,939

Total Increase in Net Assets	897,268	30,148,973

Net Assets:
Beginning of Year/Period	62,572,123	32,423,150
End of Year/Period	$63,469,391	$62,572,123

Share Transactions:
Issued	550,000	1,325,000
Redeemed	(400,000)	(975,000)

Net Increase in Shares Outstanding from Share Transactions	150,000	350,000

(1)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Concluded)

	ETC 6 Meridian Quality Growth ETF
	Six Months ended May 31, 2022 (Unaudited)	Period ended November 30, 2021(1)
Operations:
Net Investment Loss	$(22,960)	$(15,182)
Net Realized Gain (Loss) on Investments(2)	(1,028,899)	333,599
Net Change in Unrealized Appreciation (Depreciation) on Investments	(5,685,218)	917,008
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,737,077)	1,235,425

Distributions:	—	(222)

Capital Share Transactions:
Issued	13,928,375	28,170,071
Redeemed	(5,960,528)	(3,962,765)
Increase in Net Assets from Capital Share Transactions	7,967,847	24,207,306

Total Increase in Net Assets	1,230,770	25,442,509

Net Assets:
Beginning of Year/Period	25,442,509	—
End of Year/Period	$26,673,279	$25,442,509

Share Transactions:
Issued	575,000	1,100,000
Redeemed	(250,000)	(150,000)

Net Increase in Shares Outstanding from Share Transactions	325,000	950,000

(1)          Commenced operations on May 10, 2021

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Financial Highlights

Selected Per Share Data & Ratios

For the Six Months ended May 31, 2022 (Unaudited), the Year or Period Ended November 30.

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year/ Period	Market Price, End of Year/ Period	Total Return(1)	Net Assets End of Year/ Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2022†	$29.54	$0.29	$1.85	$2.14	$(0.29)	$—	—		$(0.29)	$31.39	$31.40	7.28%	$280,897	0.79%		0.79%		1.88%		90%
2021	26.65	0.50	2.88	3.38	(0.49)	—	—		(0.49)	29.54	29.56	12.76	246,619	0.84	(7)	0.84	(7)	1.72	(7)	171
2020(3)	25.34	0.25	1.30	1.55	(0.24)	—	—		(0.24)	26.65	26.56	6.14	202,524	0.87	(4)(5)	0.87	(4)(5)	1.71	(4)(5)	49
ETC 6 Meridian Low Beta Equity Strategy ETF
2022†	$33.63	$0.18	$0.04	$0.22	$(0.18)	$—	—		$(0.18)	$33.67	$33.67	0.65%	$145,602	0.79%		0.79%		1.06%		39%
2021	28.70	0.21	4.94	5.15	(0.22)	—	—		(0.22)	33.63	33.66	17.96	137,049	0.82		0.82		0.64		70
2020(3)	25.54	0.10	3.15	3.25	(0.09)	—	—		(0.09)	28.70	28.70	12.72	93,283	0.88	(4)	0.88	(4)	0.65	(4)	13
ETC 6 Meridian Mega Cap Equity ETF
2022†	$34.50	$0.34	$(0.01)	$0.33	$(0.35)	$—	—		$(0.35)	$34.48	$39.49	0.94%	$163,757	0.78%		0.78%		1.93%		92%
2021	29.14	0.58	5.39	5.97	(0.58)	(0.03)	—		(0.61)	34.50	34.48	20.59	158,680	0.82		0.82		1.76		166
2020(3)	25.38	0.27	3.74	4.01	(0.25)	—	—		(0.25)	29.14	29.12	15.88	115,827	0.86	(4)	0.86	(4)	1.72	(4)	38
ETC 6 Meridian Small Cap Equity ETF
2022†	$49.08	$0.31	$(4.51)	$(4.20)	$(0.34)	$—	—		$(0.34)	$44.54	$44.53	(8.62)%	$63,469	0.85%		0.85%		1.30%		48%
2021	35.05	0.40	14.00	14.40	(0.37)	—	—		(0.37)	49.08	49.22	41.20	62,572	0.88		0.88		0.87		104
2020(3)	26.43	0.13	8.60	8.73	(0.11)	—	—		(0.11)	35.05	35.01	33.11	32,423	1.00	(4)	1.10	(4)	0.76	(4)	29
ETC 6 Meridian Quality Growth ETF
2022†	$26.78	$(0.02)	$(5.84)	$(5.86)	$—	$—	—		$—	$20.92	$20.93	(21.88)%	$26,673	1.00%		1.13%		(0.17)%		37%
2021(6)	24.28	(0.03)	2.53	2.50	—	—	—	**	—	26.78	26.84	10.30	25,443	1.00	(4)	1.52	(4)	(0.18	)(4)	40

*       Per share data calculated using average shares method.

**     Amount represents less than $0.01.

†       For the six-month period ended May 31, 2022 (unaudited). All ratios for the period have been annualized.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)          Commenced operations on May 8, 2020.

(4)          Annualized.

(5)          The expense ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.83%, 0.83% and 1.75%.

(6)          Commenced operations on May 10, 2021.

(7)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.80%, 0.80%, and 1.76%

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”).

Each Fund seeks to provide capital appreciation. The ETC 6 Meridian Low Beta Equity Strategy ETF and ETC 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability Company, serves as the investment adviser for the Funds and is subject to the oversight of the Board of Trustees (the “Board”). The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Unit transactions for a Fund are typically conducted in exchange for the deposit or delivery of a portfolio of securities closely approximating the holdings of that Fund and a specified amount of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Funds meet criteria of an “investment company,” and therefore, the Funds prepare its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds’ investments are recorded at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculates their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year/period ended May 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended May 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Options — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written and purchased options during the six months ended May 31, 2022. These options were index options composed entirely of equity risk.

Options that relate to particular securities may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of May 31, 2022, if applicable. The amount of realized gain (loss) on Purchased and Written Option is presented on the Statement of Operations as “Net Realized Gain (Loss) on Purchased and Written Options” The change in the net fair value of the Purchased and Written Options is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Options”.

For the six months ended May 31, 2022, the average quarterly notional amount of options held were as follows:

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	(203,664,457)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Offering costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are expensed monthly from inception for each Fund. During the six months ended May 31, 2022, the ETC 6 Meridian Quality Growth ETF expensed $21,061 of offering costs.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee as presented in the table below. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee as presented in the table below. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by a Fund in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	25,000	$500	$784,750	$500
ETC 6 Meridian Low Beta Equity Strategy ETF	25,000	1,000	841,750	1,000
ETC 6 Meridian Mega Cap Equity ETF	25,000	500	862,000	500
ETC 6 Meridian Small Cap Equity ETF	25,000	500	1,113,500	500
ETC 6 Meridian Quality Growth ETF	25,000	500	523,000	500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

Sub-Adviser’s performance, and trading portfolio securities on behalf of each Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.61% of average daily net assets of each Fund.

With respect to the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, and ETC 6 Meridian Small Cap Equity ETF, due to an administrative error, the Board did not approve the continuance of the investment advisory agreement between the Trust, on behalf of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, and ETC 6 Meridian Small Cap Equity ETF, and the Adviser (the “Original Agreement”) prior to the expiration of its initial term at the end of the day on May 6, 2022.

The Board unanimously approved a new investment advisory agreement between the Trust and the Adviser with respect to the Funds at a meeting on June 22, 2022, subject to shareholder approval. Despite the termination of the Original Agreement, the Adviser is providing uninterrupted services to the Funds consistent with its terms and conditions and is ensuring that the Funds continue to operate and function normally.

The Board is soliciting shareholder approval of a new investment advisory agreement with respect to the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, and ETC 6 Meridian Small Cap Equity ETF, which is identical in all material respects to the Original Agreement, and seeking shareholder approval of the payment of the accrued but unpaid advisory fees to the Adviser.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) (the “Excluded Expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 1, 2023. The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between the Funds’ total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The fees which were waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser are as follows:

	Reimbursement Amount	Expiration Date
ETC 6 Meridian Small Cap Equity ETF	$13,217	November 30, 2023
ETC 6 Meridian Quality Growth ETF	42,622	November 30, 2024
ETC 6 Meridian Quality Growth ETF	16,838	May 31, 2025

Pursuant to an arrangement between the Adviser and the Sub-Adviser (defined below), the Sub-Adviser has agreed to assume the Adviser’s obligation to pay Fund expenses (except for Excluded Expenses) and has agreed, to the extent applicable, to pay the Adviser a minimum fee.

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement

Hightower 6M Holding, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds, calculated daily and paid monthly at an annual rate of 0.49% of the Funds’ average daily net assets.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily assets each year for certain distribution-related activities. For the six months ended May 31, 2022, no fees were paid by the Funds under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pay these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$249,429,523	$235,868,179
ETC 6 Meridian Low Beta Equity Strategy ETF	55,458,553	55,583,809
ETC 6 Meridian Mega Cap Equity ETF	150,098,145	152,627,792
ETC 6 Meridian Small Cap Equity ETF	30,787,903	30,869,961
ETC 6 Meridian Quality Growth ETF	10,629,924	10,092,753

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (continued)

There were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the six months ended May 31, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$160,219,751	$142,722,818	$22,448,959
ETC 6 Meridian Low Beta Equity Strategy ETF	41,078,613	32,252,171	6,300,572
ETC 6 Meridian Mega Cap Equity ETF	99,947,137	93,058,120	14,485,853
ETC 6 Meridian Small Cap Equity ETF	26,103,449	18,873,917	4,691,203
ETC 6 Meridian Quality Growth ETF	13,192,041	5,578,375	715,700

For the year/period ended November 30, 2021, the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth Fund had $58,191,573, $20,707,273, $35,223,600, $15,635,777 and $514,325 of net redemptions as a result of in-kind transactions, respectively.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year/period ended November 30, 2021 were as follows:

	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2021	$3,938,003	$—	$3,938,003
2020	1,754,443	—	1,754,443
ETC 6 Meridian Low Beta Equity Strategy ETF
2021	$812,365	$—	$812,365
2020	263,570	—	263,570
ETC 6 Meridian Mega Cap Equity ETF
2021	$2,635,002	$—	$2,635,002
2020	969,400	—	969,400
ETC 6 Meridian Small Cap Equity ETF
2021	$415,999	$—	$415,999
2020	87,651	—	87,651
ETC 6 Meridian Quality Growth ETF
2021	$—	$222	$222

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

As of November 30, 2021, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$605,234	$146,852	$321,104	$129,233	$—
Post-October Losses	(2,170,924)	—	(835,606)	—	—
Capital Loss Carryforwards	(37,517,031)	(2,645,149)	(3,931,212)	(1,286,833)	(121,045)
Unrealized Appreciation	8,039,493	7,622,728	4,615,562	6,434,219	857,328
Other Temporary Differences	(992,879)	(121,199)	(399,384)	(73,165)	1
Total Distributable Earnings (Accumulated Losses)	$(32,036,107)	$5,003,232	$(229,536)	$5,203,454	$736,284

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2021, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Non Expiring Short-Term	Non Expiring Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$(18,712,137)	$(18,804,894)	$(37,517,031)
ETC 6 Meridian Low Beta Equity Strategy ETF	(1,478,272)	(1,166,877)	(2,645,149)
ETC 6 Meridian Mega Cap Equity ETF	(3,931,212)	—	(3,931,212)
ETC 6 Meridian Small Cap Equity ETF	(1,070,735)	(216,098)	(1,286,833)
ETC 6 Meridian Quality Growth ETF	(121,405)	—	(121,405)

For Federal income tax purposes, the cost of securities owned at November 30, 2021, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at May 31, 2022, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$280,479,481	$12,392,341	$(10,251,962)	$2,140,379
ETC 6 Meridian Low Beta Equity Strategy ETF	139,656,805	13,382,792	(6,797,071)	6,585,721
ETC 6 Meridian Mega Cap Equity ETF	161,953,798	8,061,959	(6,143,003)	1,918,956
ETC 6 Meridian Small Cap Equity ETF	64,736,834	4,391,036	(5,635,042)	(1,244,006)
ETC 6 Meridian Quality Growth ETF	31,452,336	325,286	(5,093,496)	(4,768,210)

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of any of the Funds is subject to the risk that his or her investment could lose money. Unless otherwise indicated, each Fund is subject to the risks noted below. Any of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Funds is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

Non-Diversification Risk (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF and ETC 6 Meridian Quality Growth ETF). The Funds are a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

Options Risk (ETC 6 Meridian Hedged Equity-Index Strategy ETF). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

6 Meridian

Notes to Financial Statements

May 31, 2022 (Unaudited) (Concluded)

7. OTHER

At May 31, 2022, the records of the Trust, reflected in the table below, shows the total shares outstanding held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Fund Name	Total Shares Outstanding Held	Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	8,950,000	3
ETC 6 Meridian Low Beta Equity Strategy ETF	4,325,000	3
ETC 6 Meridian Mega Cap Equity ETF	4,750,000	4
ETC 6 Meridian Small Cap Equity ETF	1,425,000	4
ETC 6 Meridian Quality Growth ETF	1,275,000	3

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be approximated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

6 Meridian

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2021 to May 31, 2022) (unless otherwise noted below). The table below illustrates a Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

6 Meridian

Disclosure of Fund Expenses

(Unaudited) (Concluded)

	Beginning Account Value 12/1/2021	Ending Account Value 05/31/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,072.80	0.79%	$ 4.08
Hypothetical 5% Return	$ 1,000.00	$ 1,020.99	0.79%	$ 3.98
ETC 6 Meridian Low Beta Equity Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,006.50	0.79%	$ 3.95
Hypothetical 5% Return	$ 1,000.00	$ 1,020.99	0.79%	$ 3.98
ETC 6 Meridian Mega Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,009.40	0.78%	$ 3.91
Hypothetical 5% Return	$ 1,000.00	$ 1,021.04	0.78%	$ 3.93
ETC 6 Meridian Small Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 913.80	0.85%	$ 4.06
Hypothetical 5% Return	$ 1,000.00	$ 1,020.69	0.85%	$ 4.28
ETC 6 Meridian Quality Growth ETF
Actual Fund Return	$ 1,000.00	$ 781.20	1.00%	$ 4.44
Hypothetical 5% Return	$ 1,000.00	$ 1,019.95	1.00%	$ 5.04

(1)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6 Meridian

Supplemental Information

(Unaudited)

NAV is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds’ NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of a Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.6meridianfunds.com.

6 Meridian

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

6 Meridian

Board Consideration of Approval of Sub-Advisory Agreement

(Unaudited)

On December 29, 2021, 6 Meridian LLC, the former sub-adviser to the Funds, concluded a transaction with Hightower Holdings, LLC (“Hightower”) pursuant to which Hightower 6M Holding, LLC, a wholly owned subsidiary of Hightower, acquired the assets of 6 Meridian LLC (the “Transaction”). The Transaction caused a change in control of 6 Meridian LLC under the Investment Company Act of 1940 (the “1940 Act”) and resulted in the assignment and automatic termination of the sub-advisory agreement dated May 6, 2020, between Exchange Traded Concepts, LLC (“ETC”) and 6 Meridian LLC pursuant to which 6 Meridian LLC had served as sub-adviser and provided sub-advisory services to the Funds (the “Prior Sub-Advisory Agreement”).

At a meeting held on December 9, 2021 (the “Meeting”), the Board, including the Trustees who are not “interested persons” of the Trust as defined by the 1940 Act (the “Independent Trustees”), approved a new investment sub-advisory agreement between ETC and Hightower 6M Holding, LLC (the “New Sub-Advisory Agreement”) pursuant to which Hightower 6M Holding, LLC currently serves as sub-adviser to the Funds and provides the same investment sub-advisory services that were provided under the Prior Sub-Advisory Agreement. In addition, the New Sub-Advisory Agreement includes the same terms as provided for in the Prior Sub-Advisory Agreement, including the rate of compensation. Hightower 6M Holding, LLC also does business as “6 Meridian” and is referred to as 6 Meridian below.

At the Meeting, the Board considered the approval of the New Sub-Advisory Agreement, noting that it had most recently considered and approved the Prior Sub-Advisory Agreement at its March 12, 2021 meeting. The Board considered and discussed information and analysis provided by ETC and 6 Meridian LLC for the Meeting and over the course of 6 Meridian LLC’s service to the Funds as sub-adviser. At the Meeting, the Board also discussed information provided by 6 Meridian LLC, Hightower, and ETC about the Transaction. The Board considered all factors that it deemed to be relevant. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services to be Provided

In considering the nature, extent and quality of the services to be provided by 6 Meridian after the Transaction, the Board considered 6 Meridian’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that such responsibilities would include making investment decisions for the Funds and continuously reviewing and administering each Fund’s investment program, subject to the supervision of ETC and oversight of the Board. The Board considered the qualifications, experience, and responsibilities of 6 Meridian’s investment personnel. The Board also considered the quality of 6 Meridian’s compliance infrastructure and the determination of the Trust’s Chief Compliance Officer that 6 Meridian has appropriate compliance policies and procedures in place. The Board noted that it had been provided with 6 Meridian’s and Hightower’s registration form on Form ADV as well as 6 Meridian’s and Hightower’s responses to a detailed series of questions, which included a description of 6 Meridian’s and Hightower’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services expected to be provided to the Funds by 6 Meridian.

6 Meridian

Board Consideration of Approval of Sub-Advisory Agreement

(Unaudited) (Concluded)

Performance

In connection with the assessment of 6 Meridian’s ability to perform its duties under the New Sub-Advisory Agreement, the Board considered the sufficiency of 6 Meridian’s resources and reviewed 6 Meridian’s overall investment experience, including its experience sub-advising the Funds as 6 Meridian, LLC.

Costs of Services to be Provided and Profitability

The Board reviewed the proposed sub-advisory fee to be paid to 6 Meridian for its services to each Fund, noting that the fee is the same under the New Sub-Advisory Agreement as it is under the Prior Sub-Advisory Agreement. The Board considered the costs and expenses to be incurred by 6 Meridian in providing advisory services and evaluated the compensation and benefits to be received by 6 Meridian from its relationship with the Funds. In light of this information, the Board concluded that the sub-advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale

The Board considered the potential for economies of scale as each Fund’s assets grow. The Board concluded that, to date, no significant economies of scale had been achieved, and noted that it would have an opportunity to evaluate the extent to which economies of scale are being shared in the future.

Conclusion

No single factor was determinative of the Board’s decision to approve the New Sub-Advisory Agreement on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the New Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including the Independent Trustees, therefore determined that the approval of the New Sub-Advisory Agreement is in the best interests of the Funds and their respective shareholders.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Sub-Adviser:

Hightower 6M Holding, LLC

8301 E 21st St. North

Suite 150

Wichita, KS 67206

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

MER-SA-001-0300

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 8, 2022

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: August 8, 2022